Schedule Of Loan From Non-Related Company (Details) - CAD ($)		Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Loan from non-related company		$ 70,408	$ 7,297,100
Loans Payable		8,200,530	7,297,100
Current		70,408	7,297,100
Non-current		8,130,123
Loan A [Member]
IfrsStatementLineItems [Line Items]
Loan from non-related company	[1]	62,648	69,429
Loan B [Member]
IfrsStatementLineItems [Line Items]
Loan from non-related company	[2]	8,130,123	7,150,626
Loan C [Member]
IfrsStatementLineItems [Line Items]
Loan from non-related company	[3]		63,467
Loan D [Member]
IfrsStatementLineItems [Line Items]
Loan from non-related company	[4]	$ 7,761	$ 13,579

[1]	The amount due to a non-related party was replaced with an unsecured loan of USD 394,781 (CAD 536,073), including interest of USD 75,930 (CAD 103,105), dated December 5, 2023. The loan bears interest at a fixed rate of 11% per annum and was payable over 24 months in blended principal and interest payments.
[2]	The loan is pursuant to a two-year term loan facility of USD 5,000,000 (CAD 6,834,000 dated April 26, 2024 with FEI Ongrid to NuRAN Wireless (Africa) Holding. The loan is secured on the business and assets of NuRAN Wireless Cameroon Ltd and NuRAN Wireless DRC SA under a general security agreement and bears interest at the Secured Overnight Financing Rate (SOFR) plus 8.5% per annum. Interest accrues but is not payable until maturity. The terms of the loan were amended extending the maturity date to April 26, 2027 with interest partially paid in cash in accordance with an agreed schedule to maturity.
[3]	The loan, secured by guarantee of the parent company, is pursuant to a bank facility of CFA 150,000,000 (approx. $366K) with Société Générale Cameron to NuRAN Cameroon Ltd, dated June 20, 2024. The disbursement was made on February 25, 2025. The loan bears interest at a fixed rate of 7% and is payable monthly in blended principal and interest payments in the amount of CFA 12,283,126 (approx. $31K) over 12 months from the disbursement date.
[4]	The unsecured loan is an installment payment agreement of $23,279 including interest at a fixed rate of 14.8% dated July 28, 2025 and is payable monthly in blended principal and interest payments in the amount of $1,924 over 12 months.